Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alaska — 0.7%
Municipality of Anchorage
Series 2022A , GO , 5.00% , 09/01/33 ..... USD 25 $ 27,403
Series 2022A , GO , 5.00% , 09/01/35 ..... 60 65,069
92,472
Arizona — 2.0%
Arizona Board of Regents
Series 2023B , RB , 5.00% , 07/01/32 ..... 20 21,970
Series 2022A , RB , 5.00% , 07/01/34 ..... 30 32,717
City of Phoenix Civic Improvement Corp.
Series 2022 , RB , 5.00% , 07/01/32 ...... 40 44,253
Series 2025 , RB , 5.00% , 07/01/32 ...... 20 21,942
County of Pima, COP, 5.00%, 12/01/32 .... 25 27,391
Maricopa County Elementary School District No.
1-Phoenix Elementary, Series 2024B, GO,
5.00%, 07/01/32 (BAM) ............ 25 27,360
Maricopa County Unified School District No.
69 Paradise Valley, Series 2022D, GO,
5.00%, 07/01/34 ................. 25 27,317
Maricopa County Union High School District
No. 210-Phoenix, Series 2025B, GO,
5.00%, 07/01/32 ................. 50 55,145
Salt River Project Agricultural Improvement
& Power District, Series 2023A, RB,
5.00%, 01/01/32 ................. 10 10,983
269,078
Arkansas — 0.7%
University of Arkansas
Series 2022A , RB , 5.00% , 04/01/32 ..... 20 21,917
Series 2023 , RB , 5.00% , 11/01/32 ...... 30 32,990
Series 2024B , RB , 5.00% , 11/01/32 ..... 20 21,994
Series 2022A , RB , 5.00% , 04/01/35 ..... 20 21,690
98,591
California — 11.9%
Alhambra Unified School District, Series 2009B,
GO, 0.00%, 08/01/32
(a)
............. 15 12,208
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/32
(a)
............. 50 40,933
California Infrastructure & Economic
Development Bank
Series 2024 , RB , 5.00% , 01/01/32 ...... 30 32,634
Series 2023 , RB , 5.00% , 10/01/36 ...... 45 49,762
California State Public Works Board
Series 2022C , RB , 5.00% , 08/01/32 ..... 50 54,608
Series 2023B , RB , 5.00% , 12/01/36 ..... 40 43,747
Chaffey Joint Union High School District, Series
G, GO, 0.00%, 08/01/36
(a)
........... 25 16,900
City of Santa Maria, Series 2021A, RB,
4.00%, 02/01/32 ................. 35 36,607
Contra Costa Community College District, Series
2022D, GO, 5.00%, 08/01/35 ......... 15 16,681
El Monte Union High School District, Series B,
GO, 0.00%, 06/01/32
(a)
............. 30 24,725
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/32 (NPFGC)
(a)
....... 20 16,311
Foothill-De Anza Community College District,
Series 2006B, GO, 0.00%, 08/01/32
(AMBAC)
(a)
.................... 10 8,279
Long Beach Community College District, Series
2008A, GO, 0.00%, 06/01/32
(a)
........ 15 12,398
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
Series 2023D , RB , 5.00% , 07/01/32 ..... USD 45 $ 49,024
Series 2025B , RB , 5.00% , 07/01/32 ..... 55 59,918
Los Angeles Department of Water & Power
Water System, Series 2022B, RB,
5.00%, 07/01/32 ................. 20 21,650
Los Angeles Unified School District
Series 2021RYRR , GO , 5.00% , 07/01/35 .. 75 81,188
Series 2021RYRR , GO , 4.00% , 07/01/36 .. 35 35,801
Midpeninsula Regional Open Space District Field
Employees Corp., RB, 0.00%, 09/01/32
(a)
.. 15 12,308
Municipal Improvement Corp. of Los Angeles,
Series 2021C, RB, 5.00%, 11/01/32 ..... 10 10,908
Poway Unified School District, Series A, GO,
0.00%, 08/01/32
(a)
................ 10 8,234
Rio Hondo Community College District, Series
2009B, GO, 0.00%, 08/01/32
(a)
........ 50 40,740
Riverside Unified School District, Series C, GO,
5.00%, 08/01/35 ................. 35 38,800
San Bernardino Community College District,
Series 2009D, GO, 0.00%, 08/01/32
(a)
.... 90 74,071
San Diego Unified School District, Series 2010C,
GO, 0.00%, 07/01/32
(a)
............. 25 20,698
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/32 ................. 20 20,901
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/36 ................. 40 44,053
San Joaquin Hills Transportation Corridor
Agency, Series 2021A, RB, 5.00%, 01/15/33 35 37,636
San Jose Evergreen Community College District
Series C , GO , 5.00% , 09/01/35 ........ 15 16,700
Series C , GO , 5.00% , 09/01/36 ........ 25 27,642
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32
(a)
........ 25 20,479
Southern California Public Power Authority,
Series 2023-1A, RB, 5.00%, 07/01/32 .... 50 54,471
State of California
GO , 5.00% , 03/01/32 ............... 40 42,803
GO , 5.00% , 04/01/32 ............... 50 55,340
GO , 5.00% , 10/01/32 ............... 25 27,825
GO , 5.00% , 11/01/32 ............... 85 92,318
GO , 5.00% , 09/01/36 ............... 50 54,677
Ukiah Unified School District, Series 2007, GO,
0.00%, 08/01/32
(a)
................ 40 32,631
University of California
Series 2022BK , RB , 5.00% , 05/15/32 .... 65 71,853
Series 2023BM , RB , 5.00% , 05/15/32 .... 50 55,272
Series 2026CE , RB , 5.00% , 11/15/32 .... 20 22,229
Series 2022S , RB , 5.00% , 05/15/36 ..... 30 32,568
Walnut Valley Unified School District, Series
2003D, GO, 0.00%, 08/01/32 (NPFGC)
(a)
.. 100 82,108
West Valley-Mission Community College District,
Series 2022, GO, 5.00%, 08/01/36 ...... 20 21,949
1,632,588
Colorado — 1.3%
City & County of Denver
Series 2022A , GO , 5.00% , 08/01/35 ..... 25 27,324
Series 2022A , GO , 5.00% , 08/01/36 ..... 25 27,166
Series 2022B , GO , 5.00% , 08/01/36 ..... 25 27,166
City & County of Denver Airport System
Series 2020A-1 , RB , 5.00% , 11/15/32 .... 30 32,230
Series 2022B , RB , 5.00% , 11/15/35 ..... 40 43,448

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Regional Transportation District, COP,
5.00%, 06/01/32 ................. USD 20 $ 21,984
179,318
Connecticut — 2.9%
State of Connecticut
Series 2023A , GO , 5.00% , 05/15/32 ..... 10 10,987
Series 2025D , GO , 5.00% , 08/15/32 ..... 30 33,042
Series 2024F , GO , 5.00% , 11/15/32 ..... 15 16,562
Series 2025B , GO , 5.00% , 12/01/32 ..... 40 44,186
Series 2022A , GO , 4.00% , 01/15/33 ..... 25 25,805
Series 2022E , GO , 5.00% , 11/15/33 ..... 20 21,997
Series 2022C , GO , 5.00% , 06/15/35 ..... 20 21,723
State of Connecticut Special Tax
Series 2022A , RB , 5.00% , 07/01/32 ..... 25 27,502
Series 2023 , RB , 5.00% , 07/01/32 ...... 60 66,004
Series 2024A-2 , RB , 5.00% , 07/01/32 .... 35 38,502
Series 2025A , RB , 5.00% , 07/01/32 ..... 25 27,502
Series 2021D , RB , 5.00% , 11/01/32 ..... 10 10,894
University of Connecticut
Series 2023A , RB , 5.00% , 08/15/32 ( SAP ) . 10 11,021
Series 2022A , RB , 5.00% , 05/01/35 ( SAP ) . 35 38,060
393,787
Delaware — 0.4%
Delaware Transportation Authority, Series 2022,
RB, 5.00%, 07/01/33 .............. 20 22,013
State of Delaware, Series 2024A, GO,
5.00%, 05/01/32 ................. 25 27,664
49,677
District of Columbia — 1.1%
District of Columbia, Series 2024C, GO,
5.00%, 12/01/32 ................. 15 16,596
District of Columbia Income Tax
Series 2022A , RB , 5.00% , 07/01/33 ..... 20 21,945
Series 2022C , RB , 5.00% , 12/01/33 ..... 10 11,014
Series 2022A , RB , 5.00% , 07/01/36 ..... 30 32,445
District of Columbia Water & Sewer Authority
Series 2026A , RB , 5.00% , 10/01/32 ..... 10 11,039
Series 2026B , RB , 5.00% , 10/01/32 ..... 35 38,637
Washington Metropolitan Area Transit Authority,
Series 2020A, RB, 5.00%, 07/15/32 ..... 25 26,595
158,271
Florida — 4.1%
Central Florida Expressway Authority, Series
2025A, RB, 5.00%, 07/01/32 ......... 10 11,000
City of Delray Beach, Series 2025, RB,
5.00%, 10/01/32 ................. 20 22,020
City of Jacksonville, Series 2024, RB,
5.00%, 10/01/32 ................. 75 82,309
City of Tampa Water & Wastewater System,
Series 2022A, RB, 5.00%, 10/01/36 ..... 25 27,278
County of Miami-Dade
Series 2024B , RB , 5.00% , 10/01/32 ..... 15 16,435
Series 2022A , RB , 5.00% , 04/01/34 ..... 20 21,738
County of Miami-Dade Water & Sewer System,
Series 2025A, RB, 5.00%, 10/01/32 ..... 45 49,491
Florida Department of Environmental Protection,
Series 2022A, RB, 5.00%, 07/01/32 ..... 25 27,631
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/32 ................. 15 16,541
Orange County School Board, Series 2021A,
COP, 5.00%, 08/01/32 ............. 10 10,980
Security
Par (000)
Par (000) Value
Florida (continued)
Orlando Utilities Commission, Series 2021A, RB,
5.00%, 10/01/32 ................. USD 10 $ 10,822
Palm Beach County School District, Series
2022B, COP, 5.25%, 08/01/36 ........ 45 49,145
School Board of Miami-Dade County (The),
Series 2022A, GO, 5.00%, 03/15/34 (BAM) 35 37,934
School District of Broward County
Series 2020A , COP , 5.00% , 07/01/32 .... 40 42,414
Series 2021 , GO , 5.00% , 07/01/32 ...... 25 27,076
Series 2022B , COP , 5.00% , 07/01/34 .... 50 53,881
State of Florida, Series 2024A, GO,
5.00%, 07/01/32 ................. 25 27,642
Volusia County School Board, Series 2025B,
COP, 5.00%, 08/01/32 ............. 30 32,651
566,988
Georgia — 1.5%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/35 ................. 45 49,675
City of Atlanta Department of Aviation, Series
2023F, RB, 5.00%, 07/01/32 .......... 10 11,000
City of Atlanta Water & Wastewater, Series 2024,
RB, 5.00%, 11/01/32 (BAM) .......... 10 11,097
Metropolitan Atlanta Rapid Transit Authority,
Series 2024B, RB, 5.00%, 07/01/32 ..... 20 22,125
Municipal Electric Authority of Georgia
Series 2020 , RB , 5.00% , 01/01/32 ...... 25 26,798
Series 2021A , RB , 5.00% , 01/01/34 ..... 25 26,973
State of Georgia, Series 2022A, GO,
5.00%, 07/01/32 ................. 50 55,436
203,104
Hawaii — 0.9%
City & County Honolulu Wastewater System,
Series 2022A, RB, 5.00%, 07/01/35 ..... 20 21,732
City & County of Honolulu, Series 2022B, GO,
5.00%, 07/01/33 ................. 25 27,435
County of Hawaii
Series 2020A , GO , 5.00% , 09/01/32 ..... 20 21,457
Series 2023 , GO , 5.00% , 09/01/32 ...... 20 22,119
State of Hawaii State Highway Fund, Series
2019B, RB, 5.00%, 01/01/32 ......... 25 27,496
120,239
Idaho — 0.2%
Idaho Housing & Finance Association, Series
2022A, RB, 5.00%, 08/15/33 ......... 25 27,480
Illinois — 4.8%
Chicago O'Hare International Airport
Series 2023 , RB , 5.00% , 01/01/32 ( BAM ) . 30 32,601
Series 2024F , RB , 5.00% , 01/01/32 ..... 35 38,125
Series 2022D , RB , 5.00% , 01/01/33 ..... 30 32,555
City of Chicago Wastewater Transmission
Series 2023B , RB , 5.00% , 01/01/32 ..... 25 27,106
Series 2023B , RB , 5.00% , 01/01/34 ..... 25 27,075
Series 2023B , RB , 5.00% , 01/01/35 ..... 70 75,477
City of Chicago Waterworks
Series 2023B , RB , 5.00% , 11/01/33 ..... 30 32,488
Series 2023B , RB , 5.00% , 11/01/35 ..... 30 32,105
Metropolitan Water Reclamation District
of Greater Chicago, Series 2007C, GO,
5.25%, 12/01/32 ................. 45 50,349
Sales Tax Securitization Corp., Series 2023A,
RB, 5.00%, 01/01/32 .............. 50 52,674

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
State of Illinois
Series 2021A , GO , 5.00% , 03/01/32 ..... USD 60 $ 63,933
Series 2026C , GO , 5.00% , 04/01/32 ..... 40 43,166
Series 2025C , GO , 5.25% , 09/01/32 ..... 35 38,447
Series 2023B , GO , 5.00% , 05/01/35 ..... 35 37,276
Series 2023B , GO , 5.00% , 05/01/36 ..... 30 31,796
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/32 ( BAM-
TCRS ) ....................... 15 16,099
Series 2025A , RB , 5.00% , 06/15/32 ..... 30 32,441
663,713
Indiana — 2.8%
Indiana Finance Authority
Series 2022A , RB , 5.00% , 02/01/32 ..... 30 32,681
Series 2024A , RB , 5.00% , 02/01/32 ..... 10 10,983
Series 2026A , RB , 5.00% , 02/01/32 ..... 10 10,983
Series 2021-2 , RB , 5.00% , 10/01/32 ..... 30 32,457
Series 2023A , RB , 5.00% , 10/01/32 ..... 50 55,117
Series 2022A , RB , 5.00% , 02/01/35 ..... 55 59,154
Indiana Municipal Power Agency, Series 2022A,
RB, 5.00%, 01/01/33 .............. 25 27,098
Indiana University, Series 2020A, RB,
5.00%, 06/01/32 ................. 25 26,722
Indianapolis Local Public Improvement Bond
Bank
Series 2025D , RB , 5.00% , 01/15/32 ..... 25 27,157
Series 2024E , RB , 5.00% , 02/01/34 ..... 20 21,616
Purdue University, Series 2023A, RB,
5.00%, 07/01/32 ................. 75 82,641
386,609
Kansas — 0.6%
Johnson County Unified School District
No. 229 Blue Valley, Series 2023A, GO,
5.00%, 10/01/36 ................. 25 27,224
Kansas Development Finance Authority
Series 2022D , RB , 5.00% , 04/01/32 ..... 20 21,214
Series 2026A , RB , 5.00% , 05/01/32 ..... 20 21,946
Series 2026SRF , RB , 5.00% , 05/01/32 ... 15 16,534
86,918
Kentucky — 1.4%
Kentucky State Property & Building Commission
Series 2024A , RB , 5.00% , 11/01/32 ..... 30 32,973
Series A , RB , 5.00% , 06/01/36 ......... 50 53,630
Louisville & Jefferson County Metropolitan
Government
Series 2022A , GO , 5.00% , 04/01/32 ..... 25 27,478
Series 2024A , GO , 5.00% , 12/01/32 ..... 75 82,993
197,074
Louisiana — 1.7%
State of Louisiana
Series 2023 , RB , 5.00% , 09/01/32 ...... 120 131,752
Series 2024C , GO , 5.00% , 12/01/32 ..... 90 99,483
231,235
Maine — 0.1%
Maine Municipal Bond Bank, Series 2024A, RB,
5.00%, 11/01/32 ................. 10 11,066
Maryland — 2.4%
City of Baltimore
Series 2020A , RB , 5.00% , 07/01/32 ..... 30 31,966
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2022A , RB , 5.00% , 07/01/34 ..... USD 35 $ 37,986
Series 2022A , RB , 5.00% , 07/01/35 ..... 45 48,518
County of Baltimore, Series 2022, GO,
5.00%, 03/01/34 ................. 20 21,863
County of Montgomery, Series 2025A, GO,
5.00%, 10/01/32 ................. 10 11,088
County of Prince George's, Series 2024B, GO,
5.00%, 09/01/32 ................. 20 22,120
Maryland State Transportation Authority, Series
2021A, RB, 3.00%, 07/01/32 ......... 45 43,238
State of Maryland
Series 2020A , GO , 5.00% , 03/15/32 ..... 30 32,025
Series 2022A , GO , 5.00% , 06/01/32 ..... 25 27,621
Series 2025A-1 , GO , 5.00% , 06/01/32 .... 20 22,097
Series 2022A , GO , 5.00% , 06/01/36 ..... 25 27,053
325,575
Massachusetts — 1.1%
City of Boston, Series 2025A, GO,
5.00%, 02/01/32 ................. 30 33,265
Commonwealth of Massachusetts
Series 2022A , GO , 5.00% , 02/01/32 ..... 20 22,007
Series 2025E , GO , 5.00% , 08/01/32 ..... 20 22,123
Series 2018C , GO , 5.00% , 09/01/32 ..... 20 22,143
Series 2022A , GO , 4.00% , 02/01/34 ..... 20 20,700
Massachusetts Clean Water Trust (The), Series
2020, RB, 4.00%, 08/01/32 .......... 20 20,557
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/32 ......... 15 16,543
157,338
Michigan — 0.4%
Michigan State University, Series 2023A, RB,
5.00%, 02/15/32 ................. 10 10,977
University of Michigan, Series 2022D, RB,
5.00%, 04/01/32 ................. 15 16,544
Wayne County Airport Authority, Series 2023C,
RB, 5.00%, 12/01/32 .............. 25 27,538
55,059
Minnesota — 1.9%
County of Hennepin
Series 2022B , GO , 5.00% , 12/01/32 ..... 20 22,192
Series 2024A , GO , 5.00% , 12/01/32 ..... 15 16,644
Metropolitan Council
Series 2023B , GO , 5.00% , 03/01/32 ..... 25 27,070
Series 2023C , GO , 5.00% , 03/01/32 ..... 35 38,569
State of Minnesota
Series 2025B , GO , 5.00% , 08/01/32 ..... 10 11,045
Series 2022A , GO , 5.00% , 08/01/34 ..... 30 32,858
Series 2022A , GO , 5.00% , 08/01/35 ..... 100 109,022
257,400
Missouri — 0.4%
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/32 ..... 20 22,055
Missouri Joint Municipal Electric Utility
Commission, Series 2024, RB,
5.00%, 01/01/32 ................. 25 27,120
49,175

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska — 0.7%
Nebraska Public Power District, Series 2021A,
RB, 5.00%, 01/01/32 .............. USD 65 $ 69,873
Omaha Public Power District, Series 2022B, RB,
5.00%, 02/01/33 ................. 25 27,314
97,187
Nevada — 1.6%
Clark County School District
Series 2020A , GO , 5.00% , 06/15/32 ..... 35 37,241
Series 2022A , GO , 5.00% , 06/15/32 ..... 20 21,790
County of Clark, Series 2022, RB,
5.00%, 07/01/33 ................. 25 27,308
Las Vegas Valley Water District
Series 2020C , GO , 4.00% , 06/01/32 ..... 55 56,339
Series 2022B , GO , 5.00% , 06/01/32 ..... 30 33,093
Series 2022C , GO , 4.00% , 06/01/33 ..... 30 31,010
Washoe County School District, Series 2020A,
GO, 5.00%, 10/01/32 .............. 15 15,957
222,738
New Hampshire — 0.4%
City of Nashua, GO, 5.00%, 07/15/32 ..... 10 11,056
New Hampshire Municipal Bond Bank, Series
2023B, RB, 5.00%, 08/15/32 ......... 40 44,030
55,086
New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority
RB , 5.00% , 06/15/32 ............... 20 21,519
Series 2024CC , RB , 5.00% , 06/15/32 .... 60 65,406
Series 2025AA , RB , 5.00% , 06/15/32 .... 40 43,600
Series 2022CC , RB , 5.25% , 06/15/32 .... 75 82,961
Series 2022AA , RB , 5.00% , 06/15/33 .... 20 21,710
State of New Jersey, Series 2020A, GO,
4.00%, 06/01/32 ................. 70 73,095
308,291
New Mexico — 0.8%
New Mexico Finance Authority
Series 2023B , RB , 5.00% , 06/01/32 ..... 20 22,040
Series 2021B , RB , 5.00% , 06/15/32 ..... 20 22,048
Series 2022A , RB , 5.00% , 06/01/34 ..... 40 43,718
State of New Mexico, Series 2023, GO,
5.00%, 03/01/32 ................. 15 16,488
104,294
New York — 9.9%
City of New York
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/32 ................ 40 43,337
Series 2023-1 , GO , 5.00% , 08/01/32 ..... 60 65,267
Series 2023C , GO , 5.00% , 08/01/32 ..... 65 70,706
Series 2024E , GO , 5.00% , 08/01/32 ..... 35 38,073
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/33 ................ 20 21,694
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/34 ................ 20 21,608
Series 2022D, Sub-Series D-1 , GO ,
5.00% , 05/01/35 ................ 25 26,831
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/35 ................ 25 26,884
County of Monroe, Series 2024, GO,
4.00%, 06/01/36 ................. 30 30,864
Empire State Development Corp., Series 2023B,
RB, 5.00%, 03/15/32 .............. 25 27,358
Security
Par (000)
Par (000) Value
New York (continued)
Long Island Power Authority, Series 2021A, RB,
4.00%, 09/01/32 ................. USD 50 $ 51,933
Metropolitan Transportation Authority, Series
2024B, RB, 5.00%, 11/15/32 ......... 35 38,434
Metropolitan Transportation Authority
Dedicated Tax Fund, Series 2012A, RB,
0.00%, 11/15/32
(a)
................ 30 24,143
New York City Municipal Water Finance Authority
Series 2021, Sub-Series CC-3 , RB ,
5.00% , 06/15/32 ................ 10 11,065
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/32 ................ 20 22,129
New York City Transitional Finance Authority
Building Aid, Series 2022S-1A, RB,
5.00%, 07/15/32 (SAW) ............ 20 21,634
New York City Transitional Finance Authority
Future Tax Secured
Series 2021A , RB , 5.00% , 11/01/32 ..... 20 21,381
Series 2023, Sub-Series E-1 , RB ,
5.00% , 11/01/32 ................ 35 38,489
Series 2025E , RB , 5.00% , 11/01/32 ..... 30 32,990
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32 ................ 50 54,984
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/32 ................ 20 21,994
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/33 ................ 30 32,593
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/34 ................ 50 54,056
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/35 ................ 20 21,489
Series 2023B, Sub-Series B-1 , RB ,
5.25% , 11/01/35 ................ 30 32,749
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 10 10,853
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/32 ..... 25 26,523
Series 2024B , RB , 5.00% , 05/01/32 ..... 35 37,175
Series 2025A , RB , 5.00% , 07/01/32 ..... 25 26,874
Series 2022B , RB , 5.00% , 10/01/32 ..... 15 16,087
Series 2023A , RB , 5.00% , 10/01/32 ..... 70 78,327
Series 2021E , RB , 5.00% , 03/15/33 ..... 70 76,582
Series 2021E , RB , 5.00% , 03/15/34 ..... 20 21,808
Series 2022A , RB , 4.00% , 03/15/35 ..... 85 86,355
Series 2024A , RB , 5.00% , 10/01/36 ..... 20 21,631
New York State Environmental Facilities Corp.,
Series 2022A, RB, 5.00%, 06/15/35 ..... 20 21,959
Triborough Bridge & Tunnel Authority
Series 2023A , RB , 4.00% , 11/15/32 ..... 20 20,954
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 20 22,169
Series 2022B , RB , 5.00% , 05/15/35 ..... 30 32,699
1,352,681
North Carolina — 1.2%
City of Charlotte, Series 2025A, RB,
5.00%, 07/01/32 ................. 55 60,466
County of Mecklenburg, Series 2022, GO,
5.00%, 09/01/32 ................. 30 33,318
State of North Carolina
Series 2022A , RB , 5.00% , 05/01/32 ..... 20 22,020
Series 2025C , GO , 5.00% , 06/01/32 ..... 45 49,847
165,651

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Dakota — 0.6%
North Dakota Public Finance Authority
Series 2025A , RB , 5.00% , 06/01/32 ..... USD 40 $ 43,833
Series 2022A , RB , 4.00% , 10/01/32 ..... 20 20,737
Series 2024A , RB , 5.00% , 10/01/32 ..... 15 16,604
81,174
Ohio — 3.2%
City of Cleveland
Series 2021A-1 , RB , 4.00% , 10/01/32 .... 30 30,786
Series 2024A , GO , 5.00% , 12/01/32 ..... 20 22,031
City of Columbus, Series 2023A, GO,
5.00%, 08/15/32 ................. 55 60,764
Ohio Water Development Authority
Series 2023B , RB , 5.00% , 12/01/32 ..... 70 77,575
Series 2022A , RB , 5.00% , 06/01/34 ..... 20 22,038
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2023A , RB , 5.00% , 06/01/32 ..... 15 16,520
Series 2023B , RB , 5.00% , 12/01/32 ..... 15 16,605
Series 2023C , RB , 5.00% , 12/01/32 ..... 10 11,070
Series 2024D , RB , 5.00% , 12/01/32 ..... 20 22,140
State of Ohio
Series 2023A , GO , 5.00% , 09/01/32 ..... 10 11,042
Series 2025B , RB , 5.00% , 10/01/32 ..... 20 22,090
Series 2025B , GO , 5.00% , 11/01/32 ..... 25 27,651
Series 2025D , GO , 5.00% , 11/01/32 ..... 75 82,954
Series 2021A , GO , 5.00% , 03/01/35 ..... 20 21,720
444,986
Oklahoma — 1.8%
Grand River Dam Authority
Series 2023 , RB , 5.00% , 06/01/32 ...... 25 27,329
Series 2024A , RB , 5.00% , 06/01/32 ..... 90 98,384
Oklahoma Municipal Power Authority, Series
2025A, RB, 5.00%, 01/01/32 ......... 30 32,592
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/32 ................. 25 26,724
Oklahoma Water Resources Board
Series 2023 , RB , 5.00% , 04/01/32 ...... 25 27,465
Series 2025C , RB , 5.00% , 10/01/32 ..... 25 27,573
240,067
Oregon — 0.9%
City of Portland Sewer System, Series 2023A,
RB, 5.00%, 12/01/32 .............. 20 22,165
Multnomah County School District No. 1J
Portland, Series 2023, GO, 5.00%, 06/15/32
(GTD) ....................... 25 27,588
State of Oregon, Series 2022C, GO,
5.00%, 06/01/34 ................. 20 21,825
State of Oregon Department of Transportation,
Series 2022A, RB, 5.00%, 11/15/36 ..... 45 49,139
120,717
Pennsylvania — 3.4%
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/32 ..... 25 26,954
Series 2025C , GO , 5.00% , 08/01/32 ..... 20 21,870
City of Philadelphia Water & Wastewater
Series 2022C , RB , 5.00% , 06/01/32 ..... 80 87,355
Series 2023B , RB , 5.00% , 09/01/32 ..... 20 22,073
Commonwealth of Pennsylvania
Series 2026 , GO , 5.00% , 04/01/32 ...... 45 49,333
Series 2026 , GO , 5.00% , 08/01/32 ...... 25 27,495
Series 2022 , GO , 5.00% , 10/01/32 ...... 25 27,541
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2022 , GO , 5.00% , 10/01/36 ...... USD 20 $ 21,640
County of Allegheny, Series C-80, GO,
5.00%, 12/01/35 ................. 20 21,772
Pennsylvania Turnpike Commission
Series 2021B , RB , 5.00% , 12/01/32 ..... 20 21,596
Series 2023-1 , RB , 5.00% , 12/01/32 ..... 30 33,139
Pennsylvania Turnpike Commission Registration
Fee, Series 2025, RB, 5.00%, 07/15/32 ... 30 33,014
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/32 ..... 30 33,004
Series 2023A , RB , 5.00% , 09/01/32 ..... 20 22,003
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 04/15/32 ................. 10 10,974
459,763
Rhode Island — 0.4%
State of Rhode Island
Series 2021E , GO , 4.00% , 08/01/32 ..... 30 30,848
Series 2022A , GO , 5.00% , 08/01/34 ..... 25 27,378
58,226
South Carolina — 0.6%
South Carolina Public Service Authority, Series
2022A, RB, 5.00%, 12/01/33 ......... 30 32,544
State of South Carolina
Series 2022A , GO , 5.00% , 04/01/34 ..... 20 21,947
Series 2022A , GO , 5.00% , 04/01/35 ..... 30 32,778
87,269
South Dakota — 0.1%
South Dakota Conservancy District, Series 2020,
RB, 5.00%, 08/01/32 .............. 10 10,721
Tennessee — 1.7%
City of Knoxville, Series 2021A, RB,
4.00%, 04/01/35 ................. 55 56,397
City of Memphis
Series 2021 , GO , 5.00% , 05/01/32 ...... 10 10,828
Series 2026 , GO , 5.00% , 11/01/32 ...... 20 22,121
City of Memphis Light Gas & Water Division
Electric System, Series 2020A, RB,
5.00%, 12/01/32 ................. 20 21,434
County of Shelby, Series 2020B, GO,
4.00%, 04/01/32 ................. 25 25,649
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 4.00% , 01/01/32 ..... 20 20,831
Series 2026A , GO , 5.00% , 01/01/32 ..... 20 21,975
Series 2024A , RB , 5.00% , 05/15/32 ..... 35 38,591
Metropolitan Nashville Airport Authority (The),
Series 2022A, RB, 5.00%, 07/01/36 ..... 20 21,485
239,311
Texas — 13.8%
Alvin Independent School District, Series 2023,
GO, 5.00%, 02/15/34 (PSF) .......... 35 37,927
Austin Community College District, Series 2023,
GO, 5.00%, 08/01/32 .............. 30 32,989
Austin Community College District Public Facility
Corp., Series 2025, RB, 5.00%, 08/01/32 .. 25 27,192
Austin Independent School District
Series 2022C , GO , 5.00% , 08/01/32 ..... 20 21,676
Series 2025 , GO , 5.00% , 08/01/32 ( PSF ) .. 20 21,962
Birdville Independent School District
Series 2023 , GO , 5.00% , 02/15/34 ...... 10 10,759

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 02/15/35 ...... USD 15 $ 16,068
Board of Regents of the University of Texas
System
Series 2022A , RB , 5.00% , 08/15/32 ..... 10 11,009
Series 2024A , RB , 5.00% , 08/15/32 ..... 15 16,514
Series 2023A , RB , 5.00% , 08/15/34 ..... 100 108,931
Brownwood Independent School District, Series
2023, GO, 5.00%, 02/15/33 (PSF) ...... 25 27,099
Central Texas Turnpike System, Series 2024C,
RB, 5.00%, 08/15/32 .............. 10 10,909
City of Austin Water & Wastewater System,
Series 2023, RB, 5.00%, 11/15/32 ...... 20 21,992
City of Corpus Christi Utility System
Series 2025 , RB , 5.00% , 07/15/32 ...... 30 32,469
Series 2022B , RB , 5.00% , 07/15/35 ..... 15 15,911
City of Dallas, Series 2024A, GO,
5.00%, 02/15/32 ................. 40 43,686
City of Denton, Series 2024, GO,
5.00%, 02/15/32 ................. 50 54,185
City of Fort Worth, Series 2023, GO,
5.00%, 03/01/36 ................. 20 21,424
City of Garland Electric Utility System, Series
2026, RB, 5.00%, 03/01/32 .......... 10 10,867
City of Houston, Series 2024A, GO,
5.00%, 03/01/32 ................. 10 10,883
City of Houston Combined Utility System, Series
2002C, RB, 5.00%, 11/15/32 ......... 30 32,076
City of Lewisville, Series 2022, GO,
5.00%, 02/15/33 ................. 10 10,888
City of San Antonio, GO, 5.00%, 02/01/32 ... 20 21,889
City of San Antonio Electric & Gas Systems,
Series 2022, RB, 5.00%, 02/01/33 ...... 20 21,653
Conroe Independent School District, Series
2022, GO, 4.00%, 02/15/33 (PSF) ...... 30 30,804
Coppell Independent School District, Series
2023, GO, 5.00%, 08/15/32 (PSF) ...... 20 21,970
County of Dallas, GO, 5.00%, 08/15/36 .... 35 37,802
County of Denton, GO, 5.00%, 07/15/32 .... 20 22,007
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/32 ................. 20 21,955
Cypress-Fairbanks Independent School District,
Series 2024B, GO, 5.00%, 02/15/32 (PSF) . 20 21,941
Dallas Fort Worth International Airport, Series
2023B, RB, 5.00%, 11/01/32 ......... 20 22,001
Del Valle Independent School District, Series
2024, GO, 5.00%, 06/15/32 (PSF) ...... 65 71,290
Georgetown Independent School District
Series 2023 , GO , 5.00% , 08/15/34 ( PSF ) .. 20 21,818
Series 2023 , GO , 5.00% , 08/15/36 ( PSF ) .. 30 32,352
Harris County Flood Control District, Series
2022A, GO, 5.00%, 10/01/33 ......... 20 21,817
Hays Consolidated Independent School District,
Series 2022, GO, 5.00%, 02/15/32 (PSF) .. 25 26,945
Irving Independent School District, Series 2023,
GO, 5.00%, 02/15/36 (PSF) .......... 20 21,613
Leander Independent School District, Series
2024, GO, 5.00%, 08/15/32 (PSF) ...... 60 65,910
Lower Colorado River Authority
Series 2022 , RB , 5.00% , 05/15/32 ...... 20 21,539
Series 2022A , RB , 5.00% , 05/15/32 ..... 25 27,222
Series 2025 , RB , 5.00% , 05/15/32 ...... 10 10,889
North Texas Tollway Authority, Series 2024B, RB,
5.00%, 01/01/32 ................. 30 32,652
Northwest Independent School District, Series
2022A, GO, 5.00%, 02/15/36 (PSF) ..... 10 10,746
Security
Par (000)
Par (000) Value
Texas (continued)
Permanent University Fund - Texas A&M
University System
Series 2025A , RB , 5.00% , 07/01/32 ..... USD 10 $ 10,996
Series 2023 , RB , 5.00% , 07/01/34 ...... 35 38,109
Permanent University Fund - University of Texas
System
Series 2024B , RB , 5.00% , 07/01/32 ..... 15 16,494
Series 2026A , RB , 5.00% , 07/01/32 ..... 35 38,486
Series 2022A , RB , 5.00% , 07/01/34 ..... 75 81,578
Pflugerville Independent School District
Series 2023A , GO , 5.00% , 02/15/33 ..... 40 43,446
Series 2023A , GO , 5.00% , 02/15/34 ..... 30 32,435
Plano Independent School District, Series 2023,
GO, 5.00%, 02/15/36 .............. 10 10,778
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/36 (PSF) ...... 10 10,752
San Antonio Independent School District
Series 2022 , GO , 5.00% , 08/15/32 ( PSF ) .. 50 54,925
Series 2022 , GO , 5.00% , 08/15/36 ( PSF ) .. 25 27,002
San Antonio Water System, Series 2022A, RB,
5.00%, 05/15/36 ................. 10 10,762
Southwest Independent School District, Series
2023, GO, 5.00%, 02/01/32 (PSF) ...... 30 32,788
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/32 .............. 20 21,817
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/36 .............. 25 26,777
Texas A&M University
Series 2022 , RB , 5.00% , 05/15/35 ...... 65 70,448
Series 2022 , RB , 5.25% , 05/15/36 ...... 40 43,640
Texas State Technical College
Series 2022A , RB , 5.25% , 08/01/33 ..... 25 27,611
Series 2022A , RB , 5.25% , 08/01/36 ..... 10 10,923
Texas Water Development Board
Series 2023A , RB , 5.00% , 04/15/32 ..... 15 16,507
Series 2022 , RB , 5.00% , 08/01/32 ...... 25 27,594
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2022, RB,
5.00%, 02/01/35 ................. 10 10,741
Trinity River Authority Mountain Creek Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/32 ................. 10 10,956
University of Houston, Series 2022A, RB,
5.00%, 02/15/36 ................. 30 32,242
1,892,038
Utah — 1.0%
City of Salt Lake City, Series 2022B, RB,
5.00%, 10/01/36 ................. 15 16,281
Intermountain Power Agency
Series 2024A , RB , 5.00% , 07/01/32 ..... 15 16,425
Series 2023A , RB , 5.00% , 07/01/34 ..... 20 21,686
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/32 .......... 10 11,009
University of Utah (The)
Series 2023A , RB , 5.00% , 08/01/32 ..... 25 27,584
Series 2023A , RB , 5.00% , 08/01/35 ..... 40 43,586
136,571
Virginia — 3.3%
County of Fairfax
Series 2021A , GO , 4.00% , 10/01/32 ( SAW ) 45 46,647
Series 2024A , GO , 5.00% , 10/01/32 ( SAW ) 100 110,990
Series 2023A , GO , 4.00% , 10/01/33 ( SAW ) 35 36,296

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia College Building Authority
Series 2022A , RB , 5.00% , 02/01/32 ..... USD 60 $ 65,773
Series 2023A , RB , 5.00% , 09/01/32 ( SAW ) 20 22,005
Virginia Commonwealth Transportation Board,
Series 2022, RB, 5.00%, 05/15/32 ...... 40 43,881
Virginia Public Building Authority, Series 2022A,
RB, 5.00%, 08/01/32 .............. 20 22,054
Virginia Public School Authority
Series 2025 , RB , 5.00% , 10/01/32 ( SAW ) . 25 27,718
Series 2022 , RB , 2.00% , 01/15/34 ( SAW ) . 55 47,023
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/32 ................. 25 27,758
450,145
Washington — 4.5%
City of Seattle
Series 2020A , RB , 4.00% , 07/01/32 ..... 20 20,496
Series 2022 , RB , 5.00% , 07/01/35 ...... 20 21,743
Clark County Public Utility District No. 1, Series
2023, RB, 5.00%, 01/01/32 .......... 15 16,419
Clark County School District No. 114 Evergreen,
Series 2020, GO, 5.00%, 12/01/32 (GTD) . 20 21,285
County of King
Series 2025A , RB , 5.00% , 01/01/32 ..... 40 43,868
Series 2021A , GO , 4.00% , 12/01/32 ..... 30 31,124
King & Snohomish Counties School District
No. 417 Northshore, Series 2022, GO,
5.00%, 12/01/32 (GTD) ............. 20 21,898
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/36 (GTD) . 40 43,359
King County School District No. 410 Snoqualmie
Valley, Series 2025, GO, 5.00%, 12/01/32
(GTD) ....................... 10 11,107
Port of Seattle
Series 2024A , RB , 5.00% , 03/01/32 ..... 40 43,769
Series 2022A , RB , 5.00% , 08/01/32 ..... 20 21,971
Snohomish County Public Utility District No.
1 Electric System, Series 2025A, RB,
5.00%, 12/01/32 ................. 30 33,230
Snohomish County School District No. 6
Mukilteo, Series 2022, GO, 5.00%, 12/01/32
(GTD) ....................... 20 22,129
Spokane County School District No. 356 Central
Valley, Series 2025, GO, 5.00%, 12/01/32
(GTD) ....................... 15 16,552
Security
Par (000)
Par (000) Value
Washington (continued)
Spokane County School District No. 81
Spokane, Series 2023, GO, 4.00%, 12/01/32
(GTD) ....................... USD 25 $ 26,120
State of Washington
Series R-2022B , GO , 5.00% , 02/01/32 ... 10 10,982
Series R-2022C , GO , 4.00% , 07/01/32 ... 80 83,719
Series 2022A , GO , 5.00% , 08/01/32 ..... 40 43,590
Series 2022C , GO , 5.00% , 02/01/34 ..... 25 27,227
Series 2022C , GO , 5.00% , 02/01/36 ..... 35 37,804
Washington State University, Series 2025, RB,
5.00%, 04/01/32 ................. 20 21,831
620,223
Wisconsin — 1.1%
City of Madison, Series 2022C, GO,
4.00%, 10/01/32 ................. 20 20,517
Milwaukee Metropolitan Sewerage District,
Series 2023A, GO, 5.00%, 10/01/32 ..... 40 43,517
State of Wisconsin
Series 2022-4 , GO , 5.00% , 05/01/33 ..... 25 27,440
Series 2023B , GO , 5.00% , 05/01/33 ..... 25 27,440
Wisconsin Department of Transportation, Series
2024-2, RB, 5.00%, 07/01/32 ......... 35 38,622
157,536
Total Long-Term Investments — 98 .5%
(Cost: $ 13,689,238 ) ............................... 13,517,430
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(b) (c)
......... 40,356 40,360
Total Short-Term Securities — 0 .3%
(Cost: $ 40,360 ) ................................. 40,360
Total Investments — 98 .8%
(Cost: $ 13,729,598 ) ............................... 13,557,790
Other Assets Less Liabilities — 1.2% .................... 162,051
Net Assets — 100.0% ...............................
$ 13,719,841
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/25/26
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 40,360
(b)
$ — $ — $ — $ 40,360 40,356 $ 198 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 13,517,430 $ — $ 13,517,430
Short-Term Securities
Money Market Funds ...................................... 40,360 — — 40,360
$ 40,360 $ 13,517,430 $ — $ 13,557,790
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding